INVESTMENTS (Details Textual) - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016
Investment Holdings [LineItems]
Income (Loss) from Equity Method Investments	$ 0	$ (79,271)
Rich Uncles Real Estate Investment Trust 1 [Member]
Investment Holdings [LineItems]
Investment In Values Affiliate		$ 3,643,518
Investment In Shares Affiliate		364,352
Percentage of Ownership Interest		4.45%
Real Estate Investments, Unconsolidated Real Estate and Other Joint Ventures		$ 3,523,809
Income (Loss) from Equity Method Investments		$ (79,271)